Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	350,000,000	350,000,000	4,000,000
Common stock, shares issued	4,444,364	4,689,446	1,252,734
Common stock, shares outstanding	4,444,364	4,689,446	1,252,734